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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         January 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Science and Technology Fund
ING International Growth Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.1%
		BERMUDA: 1.1%
28,800	@	Accenture Ltd.	$750,240
			750,240
		BRAZIL: 0.7%
77,657	@, L	Telesp Celular Participacoes SA ADR	481,473
			481,473
		CANADA: 0.5%
25,364	@, L	Telesystem Intl. Wireless, Inc.	357,886
			357,886
		CHINA: 0.1%
70,400		Travelsky Technology Ltd.	55,959
			55,959
		GERMANY: 1.5%
27,000		SAP AG ADR	1,045,440
			1,045,440
		INDIA: 1.1%
31,600	L	Satyam Computer Services Ltd. ADR	766,300
			766,300
		INDONESIA: 0.5%
17,692		Telekomunikasi Indonesia Tbk PT ADR	367,109
			367,109
		JAPAN: 0.4%
45,600		Shimadzu Corp.	288,443
			288,443
		RUSSIA: 0.7%
14,400	L	Mobile Telesystems ADR	518,112
			518,112
		SOUTH KOREA: 1.8%
2,600		Samsung Electronics Co., Ltd.	1,255,456
			1,255,456
		SWITZERLAND: 0.8%
7,300	L	Alcon, Inc.	578,160
			578,160
		TAIWAN: 4.1%
140,000		HON HAI Precision Industry	615,454
508,000		Lite-On Technology Corp.	527,684
470,000	@	Powerchip Semiconductor Corp.	369,904
318,000		Quanta Computer, Inc.	529,256
100,206		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	876,803
			2,919,101

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.1% (continued)
		TURKEY: 0.5%
21,644	L	Turkcell Iletisim Hizmet AS ADR	$387,860
			387,860
		UNITED STATES: 83.3%
203,200	@, L	ADC Telecommunications, Inc.	522,224
15,000	L	Adobe Systems, Inc.	853,500
26,200		Adtran, Inc.	469,242
44,600	@	Agilent Technologies, Inc.	986,106
46,000	@, L	Alamosa Holdings, Inc.	588,800
21,050		Analog Devices, Inc.	755,485
56,350	@	Applied Materials, Inc.	895,964
52,800	@, L	aQuantive, Inc.	489,456
67,758	@	Arqule, Inc.	411,969
24,900	@	Ascential Software Corp.	356,319
15,000	@, L	Ask Jeeves	425,400
39,200	@	Auxilium Pharmaceuticals, Inc.	275,184
33,200	@	Avaya, Inc.	476,420
11,200	@	Biogen Idec, Inc.	727,552
17,100		Biomet, Inc.	726,408
33,100	@	BMC Software, Inc.	557,073
30,910	@, L	Bookham, Inc.	109,112
32,400	@	Boston Scientific Corp.	1,071,144
22,400	@	Broadcom Corp.	712,992
37,300	@, L	Cadence Design Systems, Inc.	497,209
70,700	@	Caliper Life Sciences, Inc.	533,078
13,400	@, L	Celgene Corp.	366,356
18,200	@	Chiron Corp.	597,870
59,252	@	Cisco Systems, Inc.	1,068,907
21,200	@, L	Citrix Systems, Inc.	454,740
27,000	L	Computer Associates Intl., Inc.	734,130
92,000	@	Compuware Corp.	634,800
19,300	@	Comverse Technology, Inc.	431,355
23,600	@	Dell, Inc.	985,536
23,800	@	Digi Intl., Inc.	354,382
71,500	@	Dyax Corp.	404,690
4,700	@	eBay, Inc.	383,050
19,000	@	Electronic Arts, Inc.	1,222,460
71,350	@	EMC Corp.	934,685
38,600	@, L	Emulex Corp.	631,882
6,700	@	Eyetech Pharmaceuticals, Inc.	246,962
33,400	@	Fairchild Semiconductor Intl., Inc.	476,618
38,100	@, L	First Horizon Pharmaceutical Corp.	681,228
11,700	@, L	Forest Laboratories, Inc.	485,901
20,800	@, L	Genentech, Inc.	992,368
23,400	@, L	General Cable Corp.	282,438
15,100	@	Gilead Sciences, Inc.	499,810
12,100		Harris Corp.	783,717
36,700		Hewlett-Packard Co.	718,953
40,400	@, L	Incyte Corp.	361,984
67,500	@	Informatica Corp.	522,450
29,700	@	Integrated Circuit Systems, Inc.	564,300
45,371		Intel Corp.	1,018,578
12,500		International Business Machines Corp.	1,167,751
8,600	@	International Rectifier Corp.	336,690
31,900		Intersil Corp.	473,077
7,700	@	Intuit, Inc.	300,300
5,700	@, L	Invitrogen Corp.	391,647
78,800	@	iVillage, Inc.	473,588
28,900	@, L	Juniper Networks, Inc.	726,257
16,300	@	KLA-Tencor Corp.	753,875
18,800	@, L	Lam Research Corp.	503,088
14,800		Linear Technology Corp.	558,552
13,400		Maxim Integrated Products, Inc.	522,734

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.1% (continued)
29,000	@	McAfee, Inc.	$749,650
11,200	@	Medco Health Solutions, Inc.	476,784
19,000	@	Medimmune, Inc.	449,445
35,200	@	MEMC Electronic Materials, Inc.	432,960
56,788		Microsoft Corp.	1,492,388
49,700	@	Millennium Pharmaceuticals, Inc.	457,737
25,800		National Semiconductor Corp.	436,794
22,000	@, L	NCR Corp.	751,960
33,100	@, L	Netgear, Inc.	497,824
11,300	@, L	Neurocrine Biosciences, Inc.	516,975
17,800	@	Nextel Communications, Inc.	510,682
14,149	@, L	NitroMed, Inc.	362,922
18,600	@	Noven Pharmaceuticals, Inc.	338,799
24,600	@, L	NPS Pharmaceuticals, Inc.	405,900
36,800	@	Nuvelo, Inc.	290,720
127,800	@, L	OpenTV Corp.	350,172
93,592	@	Oracle Corp.	1,288,762
61,200	@, L	Powerwave Technologies, Inc.	481,644
27,500	@, L	Protein Design Labs, Inc.	554,675
17,400		QUALCOMM, Inc.	647,976
28,700	@	Salix Pharmaceuticals Ltd.	431,935
27,800		Scientific-Atlanta, Inc.	842,618
51,100	@	Siebel Systems, Inc.	445,081
56,700	@, L	Skyworks Solutions, Inc.	430,353
22,100	@	St. Jude Medical, Inc.	868,088
36,300	@, L	Symantec Corp.	847,605
26,000	@, L	Telik, Inc.	494,520
32,200	@	Teradyne, Inc.	451,766
38,250		Texas Instruments, Inc.	887,783
24,600	@	Thermo Electron Corp.	736,524
42,000	@	TIBCO Software, Inc.	461,580
23,200	@	Transkaryotic Therapies, Inc.	556,336
46,400	@	TTM Technologies, Inc.	436,160
15,400	@, L	Varian Semiconductor Equipment Associates, Inc.	527,912
37,100	@	Veritas Software Corp.	954,212
27,200	@	Vicuron Pharmaceuticals, Inc.	412,080
13,500	@	Western Wireless Corp.	510,030
14,900	@, L	WMS Industries, Inc.	466,966
26,450		Xilinx, Inc.	772,076
28,440	@	Yahoo!, Inc.	1,001,372
			59,518,112

		Total Common Stock (Cost $64,453,237)	69,289,651

Principal Amount		Value

SHORT-TERM INVESTMENTS: 23.5%
	Securities Lending CollateralCC:23.5%
$16,756,396	The Bank of New York Institutional Cash Reserve Fund	$16,756,396
	Total Short-Term Investments (Cost $16,756,396)	16,756,396

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of January 31, 2005 (Unaudited)(continued)

Principal Amount				Value

		Total Investments In Securities
		(Cost $81,209,633)*	120.6%	$86,046,047
		Other Assets and Liabilities—Net	(20.6)	(14,704,646)
		Net Assets	100.0%	$71,341,401
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2005.
	*	Cost for federal income tax purposes is $82,443,152.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,594,841
		Gross Unrealized Depreciation		(3,991,946)
		Net Unrealized Appreciation		$3,602,895

Industry	Percentage of Net Assets
Biotechnology	8.9%
Commercial Services	1.0
Computers	8.6
Electrical Component and Equipment	2.1
Electronics	3.9
Healthcare-Products	5.7
Internet	6.8
Leisure Time	0.6
Pharmaceuticals	8.2
Semiconductors	18.9
Software	17.4
Telecommunications	15.0
Securities Lending Collateral	23.5
Other Assets and Liabilities, Net	(20.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%
		AUSTRALIA: 3.2%
50,300		BHP Billiton Ltd.	$640,368
81,500		Boral Ltd.	454,185
54,600		QBE Insurance Group Ltd.	645,237
18,200		St. George Bank Ltd.	348,512
			2,088,302
		AUSTRIA: 0.9%
30,200		Telekom Austria AG	568,221
			568,221
		BELGIUM: 1.9%
22,900		Fortis	618,583
12,000		UCB SA	587,223
			1,205,806
		BRAZIL: 0.4%
3,900		Banco Itau Holding Financeira SA ADR	291,876
			291,876
		DENMARK: 1.3%
19,900		TDC A/S	827,834
			827,834
		FINLAND: 1.2%
49,300		Nokia Oyj	754,239
			754,239
		FRANCE: 7.8%
24,000		Credit Agricole SA	715,313
27,500	@	France Telecom SA	863,590
5,500		Lafarge SA	567,811
8,000		Peugeot SA	498,082
15,852		Sanofi-Aventis	1,180,560
6,000		Total SA	1,289,693
			5,115,049
		GERMANY: 8.4%
36,200		Deutsche Post AG	838,687
62,300	@	Deutsche Telekom AG	1,348,354
11,100		E.ON AG	992,977
8,200		Fresenius Medical Care AG	663,206
6,100		Merck KGaA	403,738
4,200		SAP AG	650,706
28,300		ThyssenKrupp AG	603,847
			5,501,515
		GREECE: 1.7%
13,020		Alpha Bank AE	439,590
39,100		Hellenic Telecommunications Organization SA	698,455
			1,138,045

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.6% (continued)
		HONG KONG: 1.6%
61,000		Cheung Kong Holdings Ltd.	$559,345
161,000		Citic Pacific Ltd.	450,923
			1,010,268
		INDIA: 0.3%
7,800	#, L	Reliance Industries Ltd. GDR	193,284
			193,284
		INDONESIA: 0.4%
13,900		Telekomunikasi Indonesia Tbk PT ADR	288,425
			288,425
		IRELAND: 1.8%
38,300		Bank of Ireland	609,834
33,400		Depfa Bank PLC	587,945
			1,197,779
		ITALY: 4.7%
88,000		Enel S.p.A.	827,761
40,200		Mediaset S.p.A.	560,468
242,700		Telecom Italia S.p.A.	962,482
125,100		UniCredito Italiano S.p.A.	688,535
			3,039,246
		JAPAN: 22.8%
23,200		Chubu Electric Power Co., Inc.	549,418
24,000		Dai Nippon Printing Co., Ltd.	378,634
100		East Japan Railway Co.	539,786
176,000	@, L	Isuzu Motors Ltd.	517,425
24,900		JFE Holdings, Inc.	689,275
22,100		Kyushu Electric Power Co., Inc.	437,540
13,400		Lawson, Inc.	520,364
37,100		Marui Co. Ltd.	494,957
55,000		Matsushita Electric Industrial Co., Ltd.	817,013
130,000	L	Mazda Motor Corp.	435,638
76,000		Meiji Dairies Corp.	463,870
232,000		Mitsubishi Chemical Corp.	736,957
73,000		Mitsui OSK Lines Ltd.	456,406
57,000		Mitsui Sumitomo Insurance Co., Ltd.	500,027
67,000		Mitsui Trust Holdings, Inc.	708,244
214		Mizuho Financial Group, Inc.	1,032,055
134		Nippon Telegraph & Telephone Corp.	563,750
154,000	@	Oki Electric Industry Co. Ltd.	679,744
27,000		Onward Kashiyama Co. Ltd.	415,757
23,900		Sankyo Co., Ltd.	532,084
10,700		Seiko Epson Corp.	443,229
48,000		Sumitomo Electric Industries Ltd.	524,119
86,000		Sumitomo Trust & Banking Co., Ltd.	584,491
12,200		Takeda Pharmaceutical Co., Ltd.	578,731
6,960		Takefuji Corp.	488,419
180,000		Toshiba Corp.	729,016
			14,816,949
		NETHERLANDS: 4.0%
46,548		Aegon NV	631,883
7,000		DSM NV	436,039
97,400	@	Koninklijke Ahold NV	803,693
28,300		Koninklijke Philips Electronics NV	739,235
			2,610,850

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.6% (continued)
		NORWAY: 0.6%
5,100		Norsk Hydro ASA	$389,336
			389,336
		PORTUGAL: 1.1%
234,700		Energias de Portugal SA	692,773
			692,773
		RUSSIA: 0.5%
2,800		LUKOIL ADR	346,500
			346,500
		SINGAPORE: 0.7%
49,000		DBS Group Holdings Ltd.	473,413
			473,413
		SOUTH KOREA: 0.9%
6,800	@	Kookmin Bank ADR	295,120
1,200		Samsung Electronics Co. Ltd. GDR	287,900
			583,020
		SPAIN: 3.7%
9,700		Banco Popular Espanol SA	643,613
68,800		Banco Santander Central Hispano SA	816,619
37,800		Repsol YPF SA	967,555
			2,427,787
		SWEDEN: 3.3%
18,900		Electrolux AB	402,683
74,800		Nordea Bank AB	693,754
105,600		Skandia Forsakrings AB	547,671
44,000		Swedish Match AB	529,342
			2,173,450
		SWITZERLAND: 5.4%
12,500		Roche Holding AG	1,333,460
6,050		Swiss Reinsurance Co.	413,967
14,420		UBS AG	1,172,521
3,702	@	Zurich Financial Services AG	615,951
			3,535,899
		TAIWAN: 0.4%
32,400		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	283,500
			283,500
		UNITED KINGDOM: 18.6%
23,800		Anglo American PLC	554,310
138,100		BAE Systems PLC	639,963
165,520		BP PLC	1,642,655
107,100	@	British Airways PLC	537,563
36,900		Enterprise Inns PLC	519,555
105,500		HSBC Holdings PLC	1,749,266
350,300		Legal & General Group PLC	760,054
63,800		Reed Elsevier PLC	580,760
166,400		Rentokil Initial PLC	477,104
42,773		Royal Bank of Scotland Group PLC	1,420,272
35,200		Severn Trent PLC	612,222
205,400		Shell Transport & Trading Co. PLC	1,804,489
80,000		Unilever PLC	760,293
			12,058,506
		Total Common Stock (Cost $54,710,145)	63,611,872

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 4.1%
		Repurchase Agreement: 2.4%
$1,546,000		Morgan Stanley Repurchase Agreement dated 1/31/05, 2.500%, due 02/01/05, $1,546,107 to be received upon repurchase (Collateralized by $1,445,000 Federal Home Loan Mortgage Corporation, 6.000%, Market Value plus accrued interest $1,601,937, due 06/15/11)		$1,546,000
		Securities Lending CollateralCC:1.7%
1,099,223		The Bank of New York Institutional Cash Reserves Fund		1,099,223
		Total Short-Term Investments (Cost $2,645,223)		2,645,223
		Total Investments In Securities
		(Cost $57,355,368)*	101.7%	$66,257,095
		Other Assets and Liabilities—Net	(1.7)	(1,076,938)
		Net Assets	100.0%	$65,180,157
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned
	*	Cost for federal income tax purposes is $ 57,481,772
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,013,936
		Gross Unrealized Depreciation		(238,613)
		Net Unrealized Appreciation		$8,775,323

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets
Aerospace/Defense	1.0%
Agriculture	0.8
Airlines	0.8
Apparel	0.6
Auto Manufacturers	2.2
Banks	21.3
Building Materials	1.6
Chemicals	2.1
Commercial Services	1.3
Diversified Financial Services	0.7
Electric	5.4
Electrical Components and Equipment	2.4
Electronics	1.1
Food	3.1
Healthcare-Services	1.0
Holding Companies-Diversified	0.7
Home Furnishings	1.9
Insurance	6.3
Iron/Steel	2.0
Media	1.8
Mining	1.8
Office/Business Equipment	0.7
Oil and Gas	9.9
Pharmaceuticals	7.1
Real Estate	0.9
Retail	2.4
Semiconductors	0.4
Software	1.0
Telecommunications	11.6
Transportation	2.8
Water	0.9
Repurchase Agreement	2.4
Securities Lending Collateral	1.7
Other Assets and Liabilities, Net	(1.7)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 30, 2005

By	/s/ Michael J. Roland
Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	March 30, 2005